ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2026
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of Accounts payable and accrued liabilities

	June 30, 2026	June 30, 2025
Accounts payable	$387,991	$242,492
Accrued liabilities	548,151	593,271
	$936,142	$835,763